CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($) $ in Thousands	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)	Total
Balance at Dec. 31, 2017	$ 1,116,848	$ 935	$ (14,168,047)	$ (13,046,663)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	35,521			35,521
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		69		69
Foreign currency translation		(1,343)		(1,343)
Net income (loss)			971,287	971,287
Balance at Dec. 31, 2018	1,152,369	(376)	(13,194,440)	(12,042,160)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	13,853			13,853
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		81		81
Foreign currency translation		(133)		(133)
Net income (loss)			827,531	827,531
Balance at Dec. 31, 2019	1,432,736	(449)	(12,366,909)	(10,934,622)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment				(12,366,909)
Non-cash, stock-based compensation	6,953			6,953
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		(11)		(11)
Foreign currency translation		(352)		(352)
Net income (loss)			244,153	244,153
Balance at Mar. 31, 2020	1,439,689	(812)	(12,122,756)	(10,683,879)
Balance at Dec. 31, 2019	1,432,736	(449)	(12,366,909)	(10,934,622)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	30,671			30,671
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		2		2
Foreign currency translation		(401)		(401)
Net income (loss)			1,584,302	1,584,302
Balance at Dec. 31, 2020	1,463,407	(805)	(10,782,607)	(9,320,005)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment				(10,782,607)
Non-cash, stock-based compensation	7,676			7,676
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		(2)		(2)
Foreign currency translation		(195)		(195)
Net income (loss)			424,527	424,527
Balance at Mar. 31, 2021	$ 1,471,083	$ (1,002)	$ (10,358,080)	(8,887,999)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment				$ (10,358,080)